RESTRICTED CASH AND SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2023
Restricted Cash and Investments [Abstract]
RESTRICTED CASH AND SHORT TERM DEPOSITS	RESTRICTED CASH AND SHORT TERM DEPOSITS
Our restricted cash and short-term deposits balances were as follows:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Restricted cash and short-term deposits held by lessor VIEs (1)	3,350	3,435
Restricted cash relating to office lease	492	507
Total restricted cash and short-term deposits	3,842	3,942
Less: current portion of restricted cash and short-term deposits	(3,350)	(3,435)
Non-current restricted cash and short-term deposits	492	507

(1) These are amounts held by lessor VIE entities that we are required to consolidate (Note 5).